United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01716

                  AllianceBernstein Small Cap Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2003

                   Date of reporting period: January 31, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
Small Cap Growth
-------------------------------------------------------------------------------


[LOGO] AllianceBernstein (SM)
Investment Research and Management


AllianceBernstein Small Cap Growth Fund


Semi-Annual Report--January 31, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

March 22, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Small Cap Growth Fund (the "Fund"), formerly
AllianceBernstein Quasar Fund, for the semi-annual reporting period ended January 31, 2004.

Investment Objective and Policies

This open-end fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests in a diversified portfolio of equity securities that offer the possibility of above-average earnings growth. The Fund emphasizes investment in small-capitalization companies in the United States and may also pursue investment opportunities outside the United States.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended January 31, 2004.

INVESTMENT RESULTS*
Periods Ended January 31, 2004

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
Small Cap Growth Fund
   Class A                     24.10%             58.57%
------------------------------------------------------------
   Class B                     23.58%             57.27%
------------------------------------------------------------
   Class C                     23.62%             57.25%
------------------------------------------------------------
Russell 2000 Growth Index      21.81%             60.71%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of January 31, 2004. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

The unmanaged Russell 2000 Growth Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a capitalization-weighted index that includes 2,000 of the smallest stocks representing approximately 10% of the U.S. equity market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Small Cap Growth Fund.

Additional investment results appear on pages 5-7.

The Fund's Class A shares gained 24.10% during the six-month period ended January 31, 2004, outperforming the benchmark, the Russell 2000 Growth Index, which gained 21.81% over the same time frame. Favorable


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 1 stock selection, the primary driver of the Fund's outperformance during the period, more than offset continued strength in the under-owned, more speculative names within the benchmark. Stock selection was strongest in the consumer/commercial services, technology, and financial services sectors and most disappointing in the health care and energy sectors. Sector allocations contributed modestly to relative returns during the period as the Fund benefited from both an overweight position in the energy sector, the period's second strongest performing sector, and from an underweight position in the relatively poor performing financial services sector.

Over the 12-month period ended January 31, 2004, the Fund's Class A shares trailed the benchmark, returning 58.57% versus 60.71% for the benchmark. Despite very strong absolute returns, relative returns were hampered by the Fund's limited exposure to the smaller, more speculative names within the Russell 2000 Growth Index which were the period's strongest performers. Given the widespread influence of the more speculative factors cited above, favorable stock selection was limited to Fund holdings within the consumer/commercial services and financial services sectors. Stock selection was most disappointing in the technology sector. Helped by an underweight position in the financial services sector, sector allocations were marginally positive for the 12-month period. Although cash balances were kept at a relatively low level (below 3% for most of the year), they did negatively impact relative returns given the benchmark's exceptionally strong absolute gains.

Market Review and Investment Strategy

Small-cap growth stocks, as measured by the Russell 2000 Growth Index, gained 21.81% for the six-month period ended January 31, 2004, significantly outperforming many of the more widely followed market indices. Compared to other major style classifications, small-cap growth stocks significantly outperformed large-cap growth stocks but modestly trailed small-cap value stocks.

Within the Russell 2000 Growth Index, investments in more speculative companies--companies with low share prices and companies forecasted to lose money--generated significantly greater returns during the six-month period than investments in more established companies. Notably, differences in capitalization within the benchmark had only a limited impact on returns during this period. Underscoring the breadth of strength witnessed during the six-month period, all sectors gained in excess of 17%. Technology and energy were the period's two strongest performing sectors, gaining 28% and 24%, respectively.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

Small-cap growth stocks were also market leaders over the 12-month period ended January 31, 2004, posting a gain of 60.71%, as measured by the Russell 2000 Growth Index. As during the six-month period, the more speculative stocks were by far the strongest performers. However, differences in capitalization did have a significant impact on returns during the 12-month period, with smaller-capitalization stocks within the benchmark significantly outperforming larger-capitalization stocks. Absolute returns for all major economic sectors were strong with even the weakest sector, energy, posting a gain of nearly 35%. The technology and health care sectors were the best performers with gains of 84% and 71%, respectively.

During the six-month period ended January 31, 2004, we increased the Fund's exposure to stocks within the consumer/commercial services and technology sectors, while decreasing its exposure to financial services and health care. Other sector exposures were largely unchanged. As of January 31, 2004, the Fund was overweight in the consumer/commercial services, energy, technology, and industrials sectors, and underweight in the financial services and health care sectors.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 3

                                                              Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
January 31, 2004 (unaudited)


INCEPTION DATES
Class A Shares
2/12/69
Class B Shares
9/17/90
Class C Shares
5/3/93

PORTFOLIO STATISTICS
Net Assets ($mil): $463.0


SECTOR BREAKDOWN
     29.9%   Technology
     21.5%   Consumer Services
     17.4%   Health Care
      8.0%   Capital Goods
      7.1%   Finance
      5.7%   Energy                             [PIE CHART OMITTED]
      4.0%   Transportation
      1.3%   Consumer Manufacturing
      1.1%   Basic Industry
      1.0%   Consumer Staples
      0.4%   Utilities

      2.6%   Short-Term


All data as of January 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS

CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004

-----------------------------------------------------------------------
                       Without Sales Charge       With Sales Charge
        1 Year                 58.57%                   51.84%
       5 Years                 -1.15%                   -2.00%
      10 Years                  6.66%                    6.20%


CLASS A SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)

-----------------------------------------------------------------------
        1 Year                                          41.84%
       5 Years                                          -2.73%
      10 Years                                           5.87%

The performance shown above represents past performance, and does not guarantee future results. Current performance may be higher or lower than the performance shown. The Fund's investment results are for the periods shown and are based on the Fund's Class A shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares.

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets, or financial resources. The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 5

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS

CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004

-----------------------------------------------------------------------
                        Without Sales Charge      With Sales Charge
        1 Year                 57.27%                   53.27%
       5 Years                 -1.94%                   -1.94%
      10 Years(a)               5.99%                    5.99%


CLASS B SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)

-----------------------------------------------------------------------
        1 Year                                          42.85%
       5 Years                                          -2.66%
      10 Years(a)                                        5.68%

(a)  Assumes conversion of Class B shares into Class A shares after 8 years.

The performance shown above represents past performance, and does not guarantee future results. Current performance may be higher or lower than the performance shown. The Fund's investment results are for the periods shown and are based on the Fund's Class B shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets, or financial resources. The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS

CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004

-----------------------------------------------------------------------
                        Without Sales Charge      With Sales Charge
        1 Year                 57.25%                   56.25%
       5 Years                 -1.93%                   -1.93%
      10 Years                  5.83%                    5.83%


CLASS C SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)

-----------------------------------------------------------------------
        1 Year                                          45.98%
       5 Years                                          -2.63%
      10 Years                                           5.52%


The performance shown above represents past performance, and does not guarantee future results. Current performance may be higher or lower than the performance shown. The Fund's investment results are for the periods shown and are based on the Fund's Class C shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets, or financial resources. The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 7

                                                           Ten Largest Holdings
-------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
January 31, 2004 (unaudited)

                                                                    Percent of
Company                                               Value         Net Assets
_______________________________________________________________________________

Insight Enterprises, Inc.                        $  7,340,256           1.6%
-------------------------------------------------------------------------------
Cumulus Media, Inc. Cl.A                            6,792,580           1.5
-------------------------------------------------------------------------------
Amphenol Corp. Cl.A                                 6,719,319           1.5
-------------------------------------------------------------------------------
Microsemi Corp.                                     6,415,815           1.4
-------------------------------------------------------------------------------
SERENA Software, Inc.                               6,310,278           1.4
-------------------------------------------------------------------------------
Dycom Industries, Inc.                              6,232,083           1.3
-------------------------------------------------------------------------------
Stericycle, Inc.                                    6,192,420           1.3
-------------------------------------------------------------------------------
Kronos, Inc.                                        6,128,222           1.3
-------------------------------------------------------------------------------
Resources Connection, Inc.                          6,115,410           1.3
-------------------------------------------------------------------------------
Hughes Supply, Inc.                                 6,003,230           1.3
-------------------------------------------------------------------------------
                                                 $ 64,249,613          13.9%


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
January 31, 2004 (unaudited)


Company                                                Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS-99.0%

Technology-30.4%
Communications Equipment-2.1%
Inet Technologies, Inc.(a)                            325,000     $   4,852,250
REMEC, Inc.(a)                                        494,700         4,951,947
                                                                  -------------
                                                                      9,804,197
                                                                  -------------
Computer Hardware/Storage-1.0%
Avocent Corp.(a)                                      124,300         4,544,408
                                                                  -------------
Computer Peripherals-0.5%
Pericom Semiconductor Corp.(a)                        187,000         2,290,750
                                                                  -------------
Computer Services-2.1%
Alliance Data Systems Corp.(a)                        163,300         5,192,940
Cognizant Technology Solutions Corp.(a)                89,100         4,814,073
                                                                  -------------
                                                                     10,007,013
                                                                  -------------
Computer Software-2.5%
Cognos, Inc. (Canada)(a)                              123,000         3,717,060
Hyperion Solutions Corp.(a)                           102,100         3,509,177
Informatica Corp.(a)                                  430,500         4,257,645
                                                                  -------------
                                                                     11,483,882
                                                                  -------------
Internet Infrastructure-0.9%
SupportSoft, Inc.(a)                                  304,200         4,073,238
                                                                  -------------
Semi-Conductor Capital Equipment-2.7%
FormFactor, Inc.(a)                                   230,000         4,282,600
MKS Instruments, Inc.(a)                              125,000         2,955,000
Varian Semiconductor Equipment
  Associates, Inc.(a)                                 111,600         5,439,384
                                                                  -------------
                                                                     12,676,984
                                                                  -------------
Semi-Conductor Components-5.4%
Integrated Circuit Systems, Inc.(a)                   181,300         4,668,475
Micrel, Inc.(a)                                       326,400         5,532,480
Microsemi Corp.(a)                                    210,700         6,415,815
ON Semiconductor Corp.(a)                             725,100         5,075,700
Sigmatel, Inc.(a)                                     131,600         3,290,000
                                                                  -------------
                                                                     24,982,470
                                                                  -------------
Software-5.5%
Artesyn Technologies, Inc.(a)                         492,000         5,225,040
Aspect Communications Corp.(a)                        321,200         5,604,940
Macrovision Corp.(a)                                  182,000         4,404,400
SERENA Software, Inc.(a)                              272,700         6,310,278
SINA Corp. (Cayman Islands)(a)                         87,000         3,974,769
                                                                  -------------
                                                                     25,519,427
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 9

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------
Miscellaneous-7.7%
02Micro International, Ltd.(a)                        277,600     $   5,574,208
Amphenol Corp. Cl.A(a)                                101,700         6,719,319
Exar Corp.(a)                                         269,100         5,441,202
Kronos, Inc.(a)                                       157,700         6,128,222
MICROS Systems, Inc.(a)                                50,000         2,240,500
Power-One, Inc.(a)                                    327,300         4,097,796
TTM Technologies, Inc.(a)                             306,800         5,369,000
                                                                  -------------
                                                                     35,570,247
                                                                  -------------
                                                                    140,952,616
                                                                  -------------
Consumer Services-21.8%
Advertising-1.1%
Getty Images, Inc.(a)                                 106,300         5,245,905
                                                                  -------------
Apparel-0.4%
The Children's Place Retail Stores, Inc.(a)            62,100         1,669,869
                                                                  -------------
Broadcasting & Cable-3.4%
Cumulus Media, Inc. Cl.A(a)                           332,318         6,792,580
Entravision Communications Corp. Cl.A(a)              457,400         4,788,978
ValueVision International, Inc. Cl.A(a)               173,300         3,069,143
XM Satellite Radio Holdings, Inc. Cl.A(a)              55,100         1,300,360
                                                                  -------------
                                                                     15,951,061
                                                                  -------------
Entertainment & Leisure-1.6%
Activision, Inc.(a)                                   265,700         4,997,817
WMS Industries, Inc.(a)                                80,050         2,325,453
                                                                  -------------
                                                                      7,323,270
                                                                  -------------
Gaming-1.1%
Station Casinos, Inc.                                 144,900         5,072,949
                                                                  -------------
Restaurants & Lodging-0.5%
RARE Hospitality International, Inc.(a)                90,900         2,347,947
                                                                  -------------
Retail - General Merchandise-3.5%
AnnTaylor Stores Corp.(a)                              88,000         3,564,000
Cost Plus, Inc.(a)                                     83,500         3,622,230
Dick's Sporting Goods, Inc.(a)                         90,100         4,482,475
Hibbett Sporting Goods, Inc.(a)                        30,900           960,990
Tuesday Morning Corp.(a)                              112,100         3,543,481
                                                                  -------------
                                                                     16,173,176
                                                                  -------------


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------
Miscellaneous-10.2%
Bright Horizons Family Solutions, Inc.(a)             104,000     $   4,591,600
Charles River Associates, Inc.(a)                     122,300         4,160,646
Dycom Industries, Inc.(a)                             240,900         6,232,083
Insight Enterprises, Inc.(a)                          369,600         7,340,256
MSC Industrial Direct Co., Inc. Cl.A                  186,400         5,265,800
Resources Connection, Inc.(a)                         178,500         6,115,410
ScanSource, Inc.(a)                                    91,160         4,589,906
Strayer Education, Inc.                                35,600         4,019,240
Sylvan Learning Systems, Inc.(a)                      166,000         5,014,860
                                                                  -------------
                                                                     47,329,801
                                                                  -------------
                                                                    101,113,978
                                                                  -------------
Health Care-17.7%
Biotechnology-5.5%
Abgenix, Inc.(a)                                      127,600         1,990,560
Geron Corp.(a)                                         78,500           859,575
MGI Pharma, Inc.(a)                                    78,600         3,748,434
NeoPharm, Inc.(a)                                     182,000         3,419,780
Neurocrine Biosciences, Inc.(a)                        11,100           628,149
Protein Design Labs, Inc.(a)                          171,100         3,456,220
Techne Corp.(a)                                        74,800         2,915,704
Telik, Inc.(a)                                        176,700         4,239,563
United Therapeutics Corp.(a)                          197,000         4,107,450
                                                                  -------------
                                                                     25,365,435
                                                                  -------------
Drugs-3.8%
Andrx Corp.(a)                                        189,400         4,740,682
Indevus Pharmaceuticals, Inc.(a)                      582,500         4,077,500
Martek Biosciences Corp.(a)                            57,800         3,748,908
Pharmaceutical Resources, Inc.(a)                      84,000         5,208,840
                                                                  -------------
                                                                     17,775,930
                                                                  -------------
Medical Products-6.0%
Abaxis, Inc.(a)                                       224,900         4,273,100
Angiotech Pharmaceuticals, Inc. (Canada)(a)           166,600         4,369,918
Conceptus, Inc.(a)                                    200,405         2,010,062
Gen-Probe, Inc.(a)                                    125,100         4,718,772
INAMED Corp.(a)                                        49,600         2,556,384
OraSure Technologies, Inc.(a)                         358,700         3,343,084
Varian, Inc.(a)                                        62,800         2,512,000
VISX, Inc.(a)                                         191,800         3,830,246
                                                                  -------------
                                                                     27,613,566
                                                                  -------------
Medical Services-2.4%
Centene Corp.(a)                                      157,000         4,994,170
Stericycle, Inc.(a)                                   140,100         6,192,420
                                                                  -------------
                                                                     11,186,590
                                                                  -------------
                                                                     81,941,521
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 11

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------
Capital Goods-8.2%
Electrical Equipment-2.9%
EDO Corp.                                             177,400     $   4,239,860
Engineered Support Systems, Inc.                       96,725         4,825,610
United Defense Industries, Inc.(a)                    140,100         4,104,930
                                                                  -------------
                                                                     13,170,400
                                                                  -------------
Machinery-3.5%
Actuant Corp. Cl.A(a)                                 163,900         5,956,126
Navistar International Corp.(a)                        56,900         2,705,595
Oshkosh Truck Corp.                                    90,500         5,274,340
Regal Beloit Corp.                                    113,600         2,323,120
                                                                  -------------
                                                                     16,259,181
                                                                  -------------
Miscellaneous-1.8%
IDEX Corp.                                            118,500         4,941,450
Simpson Manufacturing Co., Inc.(a)                     68,900         3,407,794
                                                                  -------------
                                                                      8,349,244
                                                                  -------------
                                                                     37,778,825
                                                                  -------------
Finance-7.2%
Banking - Money Centers-2.1%
UCBH Holdings, Inc.                                   116,000         4,623,760
Wintrust Financial Corp.                              106,100         4,967,602
                                                                  -------------
                                                                      9,591,362
                                                                  -------------
Banking - Regional-0.8%
R&G Financial Corp. Cl.B                              133,950         3,924,735
                                                                  -------------
Brokerage & Money Management-2.1%
Affiliated Managers Group, Inc.(a)                     54,200         4,596,160
Southwest Bancorporation of Texas, Inc.               134,000         5,034,380
                                                                  -------------
                                                                      9,630,540
                                                                  -------------
Insurance-1.4%
StanCorp Financial Group, Inc.                         39,300         2,554,500
Triad Guaranty, Inc.(a)                                75,100         3,897,690
                                                                  -------------
                                                                      6,452,190
                                                                  -------------
Miscellaneous-0.8%
Investors Financial Services Corp.                     92,400         3,829,056
                                                                  -------------
                                                                     33,427,883
                                                                  -------------
Energy-5.8%
Oil Service-4.8%
FMC Technologies, Inc.(a)                             216,600         5,330,526
Helmerich & Payne, Inc.                               179,000         5,194,580
Spinnaker Exploration Co.(a)                           14,000           476,280
W-H Energy Services, Inc.(a)                          286,900         4,541,627
Westport Resources Corp.(a)                           172,000         5,020,680
Whiting Peteroleum Corp.(a)                            74,300         1,429,532
                                                                  -------------
                                                                     21,993,225
                                                                  -------------
Pipelines-1.0%
Hydril Co.(a)                                         188,500         4,701,190
                                                                  -------------
                                                                     26,694,415
                                                                  -------------


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)             Value
-------------------------------------------------------------------------------
Transportation-4.1%
Air Freight-0.9%
UTI Worldwide, Inc. (British Virgin Islands)           99,300     $   4,092,153
                                                                  -------------
Shipping-1.2%
Kirby Corp.(a)                                        166,900         5,486,003
                                                                  -------------
Trucking-1.0%
Werner Enterprises, Inc.                              256,925         4,699,158
                                                                  -------------
Miscellaneous-1.0%
Pacer International, Inc.(a)                          243,300         4,501,050
                                                                  -------------
                                                                     18,778,364
                                                                  -------------
Consumer Manufacturing-1.3%
Building & Related-1.3%
Hughes Supply, Inc.                                   121,400         6,003,230
                                                                  -------------
Basic Industry-1.1%
Chemicals-1.1%
Georgia Gulf Corp.                                    206,600         5,348,874
                                                                  -------------
Consumer Staples-1.0%
Household Products-1.0%
Tempur-Pedic International, Inc.(a)                   278,100         4,505,220
                                                                  -------------
Utilities-0.4%
Electric & Gas Utility-0.4%
GrafTech International Ltd.(a)                        145,900         1,814,996
                                                                  -------------
Total Common Stocks
  (cost $335,550,540)                                               458,359,922
                                                                  -------------
SHORT-TERM INVESTMENT-2.7%
Time Deposit-2.7%
State Street Euro Dollar
  0.50%, 2/02/04
  (cost $12,333,000)                                  $12,333        12,333,000
                                                                  -------------
Total Investment Before Security
  Lending Collateral-101.7%
  (cost $347,883,540)                                               470,692,922
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 13

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                       Shares             Value
-------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED*-4.6%
Short-Term Investment-4.7%
UBS Private Money Market Fund, LLC, 1.02%
  (cost $21,563,200)                               21,563,200     $  21,563,200
                                                                  -------------
Total Investments-106.3%
  (cost $369,446,740)                                               492,256,122
Other assets less liabilities-(6.3%)                                (29,293,591)
                                                                  -------------
Net Assets-100%                                                   $ 462,962,531
                                                                  =============


*  See Note E for securities lending information.

(a)  Non-income producing security.

See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
January 31, 2004 (unaudited)


ASSETS
Investments in securities, at value
  (cost $369,446,740--including investment of
  cash collateral for securities loaned of $21,563,200)        $ 492,256,122(a)
Cash                                                                     457
Receivable for investment securities sold                          2,425,935
Receivable for capital stock sold                                    140,168
Dividends and interest receivable                                      3,872
                                                               -------------
Total assets                                                     494,826,554
                                                               -------------
LIABILITIES
Payable for collateral on securities loaned                       21,563,200
Payable for investment securities purchased                        7,122,043
Advisory fee payable                                               1,067,232
Payable for capital stock redeemed                                   946,422
Distribution fee payable                                             258,815
Accrued expenses                                                     906,311
                                                               -------------
Total liabilities                                                 31,864,023
                                                               -------------
Net Assets                                                     $ 462,962,531
                                                               =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                          $      46,935
Additional paid-in capital                                       696,787,344
Accumulated net investment loss                                   (4,921,000)
Accumulated net realized loss on investment transactions        (351,760,130)
Net unrealized appreciation of investments                       122,809,382
                                                               -------------
                                                               $ 462,962,531
                                                               =============
CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
Net asset value and redemption price per share
  ($215,828,129 / 10,054,002 shares of capital
  stock issued and outstanding)                                       $21.47
Sales charge--4.25% of public offering price                             .95
                                                                      ------
Maximum offering price                                                $22.42
                                                                      ======
CLASS B SHARES
Net asset value and offering price per share
  ($191,980,065 / 10,495,916 shares of capital
  stock issued and outstanding)                                       $18.29
                                                                      ======
CLASS C SHARES
Net asset value and offering price per share
  ($44,971,868 / 2,454,377 shares of capital
  stock issued and outstanding)                                       $18.32
                                                                      ======
ADVISOR CLASS SHARES
Net asset value, redemption and offering price per share
  ($10,182,469 / 463,449 shares of capital
  stock issued and outstanding)                                       $21.97
                                                                      ======


(a)  Includes securities on loan with a value of $20,675,262 (see Note E).

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 15

                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2004 (unaudited)

INVESTMENT INCOME
Dividends                                         $    339,317
Interest                                                33,428     $    372,745
                                                  ------------
EXPENSES
Advisory fee                                         2,260,348
Distribution fee--Class A                              274,728
Distribution fee--Class B                              916,509
Distribution fee--Class C                              214,074
Transfer agency                                      1,303,150
Printing                                               191,434
Custodian                                              112,913
Administrative                                          65,000
Registration                                            53,198
Audit and legal                                         52,738
Directors' fees                                         10,000
Miscellaneous                                           27,331
                                                  ------------
Total expenses                                       5,481,423
Less: expenses waived by the Adviser
  and the Transfer Agent (see Note B)                 (187,474)
Less: expense offset arrangement
  (see Note B)                                            (204)
                                                  ------------
Net expenses                                                          5,293,745
                                                                   ------------
Net investment loss                                                  (4,921,000)
                                                                   ------------
REALIZED AND UNREALIZED GAIN
ON INVESTMENT TRANSACTIONS
Net realized gain on
  investment transactions                                            50,157,929
Net change in unrealized
  appreciation/depreciation
  of investments                                                     47,245,521
                                                                   ------------
Net gain on investment transactions                                  97,403,450
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $ 92,482,450
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                Six Months
                                  Ended           October 1,
                               January 31,           2002          Year Ended
                                   2004               to          September 30,
                               (unaudited)      July 31, 2003*         2002
                              =============     =============     =============
INCREASE (DECREASE)
IN NET ASSETS FROM
OPERATIONS
Net investment loss           $  (4,921,000)    $  (7,099,630)    $ (12,565,930)
Net realized gain (loss)
  on investment
  transactions                   50,157,929       (35,585,110)     (175,496,028)
Net change in
  unrealized
  appreciation/
  depreciation
  of investments                 47,245,521       135,998,028       119,701,358
                              -------------     -------------     -------------
Net increase (decrease)
  in net assets from
  operations                     92,482,450        93,313,288       (68,360,600)

CAPITAL STOCK
TRANSACTIONS
Net decrease                    (30,902,223)      (54,233,829)     (188,608,810)
                              -------------     -------------     -------------
Total increase
  (decrease)                     61,580,227        39,079,459      (256,969,410)

NET ASSETS
Beginning of period             401,382,304       362,302,845       619,272,255
                              -------------     -------------     -------------
End of period                 $ 462,962,531     $ 401,382,304     $ 362,302,845
                              =============     =============     =============


*  The Fund changed its fiscal year from September 30 to July 31.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 17

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
January 31, 2004 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Small Cap Growth Fund, Inc. (the "Fund"), formerly AllianceBernstein Quasar Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 19

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Change of Fiscal Year End

The Fund changed its fiscal year end from September 30 to July 31. Accordingly, the statement of changes in net assets and financial highlights include the period from October 1, 2002 to July 31, 2003.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at a quarterly rate equal to .25% (approximately 1% on an annual basis) of the net assets of the Fund valued on the last business day of the previous quarter. Such fee is accrued daily and paid quarterly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion, and .60% in excess of $5 billion, of the average daily net assets of the Fund. For the six months ended January 31, 2004, such waiver amounted to $102,106. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund paid $65,572 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended January 31, 2004.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $777,350 for the six months ended January 31, 2004. During the period, AGIS agreed to waive a portion of its fees for such services. Such waiver amounted to $85,368.

For the six months ended January 31, 2004, the Fund's expenses were reduced by $204 under an expense offset arrangement with AGIS.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charge of $7,805 from the sale of Class A shares and received $1,114, $62,435 and $1,994 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares respectively for the six months ended January 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2004 amounted to $873,716, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $22,771,066 and $2,198,926 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended January 31, 2004 were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $ 215,002,447    $ 251,394,796
U.S. government securities                                  -0-              -0-


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 21

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 125,524,683
Gross unrealized depreciation                                        (2,715,301)
                                                                  -------------
Net unrealized appreciation                                       $ 122,809,382
                                                                  =============

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of January 31, 2004, the Fund had loaned securities with a value of $20,675,262 and received cash collateral which was invested in a money market fund valued at $21,563,200 as included in the accompanying portfolio of investments. For the six months ended January 31, 2004, the Fund earned fee income of $16,713 which is included in interest income in the accompanying statement of operations.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE F

Capital Stock

There are 12,000,000,000 shares of $.002 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                                                 Shares
                           ----------------------------------------------------
                                 Six Months
                                      Ended   October 1, 2002        Year Ended
                           January 31, 2004       to July 31,     September 30,
                                (unaudited)           2003(a)              2002
                           ----------------------------------------------------
CLASS A
Shares sold                       2,254,075        21,673,280         4,270,744
-------------------------------------------------------------------------------
Shares converted
  from Class B                       90,343           297,254           211,616
-------------------------------------------------------------------------------
Shares redeemed                  (2,950,896)      (23,031,319)       (7,067,128)
-------------------------------------------------------------------------------
Net decrease                       (606,478)       (1,060,785)       (2,584,768)
===============================================================================

CLASS B
Shares sold                         675,854           815,483         1,427,398
-------------------------------------------------------------------------------
Shares converted
  to Class A                       (105,760)         (342,155)         (244,199)
-------------------------------------------------------------------------------
Shares redeemed                  (1,465,899)       (2,990,411)       (5,500,367)
-------------------------------------------------------------------------------
Net decrease                       (895,805)       (2,517,083)       (4,317,168)
===============================================================================

CLASS C
Shares sold                         270,952           376,983           780,705
-------------------------------------------------------------------------------
Shares redeemed                    (477,325)         (954,897)       (1,855,191)
-------------------------------------------------------------------------------
Net decrease                       (206,373)         (577,914)       (1,074,486)
===============================================================================

ADVISOR CLASS
Shares sold                          47,429            90,677           500,904
-------------------------------------------------------------------------------
Shares redeemed                     (94,005)         (236,241)       (4,004,915)
-------------------------------------------------------------------------------
Net decrease                        (46,576)         (145,564)       (3,504,011)
===============================================================================

(a)  The Fund changed its fiscal year end from September 30 to July 31.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 23

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                                                  Amount
                           ----------------------------------------------------
                                 Six Months
                                      Ended   October 1, 2002        Year Ended
                           January 31, 2004       to July 31,     September 30,
                                (unaudited)           2003(a)              2002
                           ----------------------------------------------------
CLASS A
Shares sold                    $ 41,131,815     $ 305,897,763     $  76,838,507
-------------------------------------------------------------------------------
Shares converted
  from Class B                    1,726,338         4,327,131         3,754,642
-------------------------------------------------------------------------------
Shares redeemed                 (54,453,857)     (325,096,195)     (125,712,831)
-------------------------------------------------------------------------------
Net decrease                   $(11,595,704)    $ (14,871,301)    $ (45,119,682)
===============================================================================

CLASS B
Shares sold                    $ 11,052,052     $  10,221,382     $  22,381,783
-------------------------------------------------------------------------------
Shares converted
  to Class A                     (1,726,338)       (4,327,131)       (3,754,642)
-------------------------------------------------------------------------------
Shares redeemed                 (24,266,729)      (36,292,442)      (83,631,416)
-------------------------------------------------------------------------------
Net decrease                   $(14,941,015)    $ (30,398,191)    $ (65,004,275)
===============================================================================

CLASS C
Shares sold                    $  4,436,048     $   4,743,734     $  12,441,554
-------------------------------------------------------------------------------
Shares redeemed                  (7,874,102)      (11,627,959)      (28,463,454)
-------------------------------------------------------------------------------
Net decrease                   $ (3,438,054)    $  (6,884,225)    $ (16,021,900)
===============================================================================

ADVISOR CLASS
Shares sold                    $    929,259     $   1,304,540     $   9,556,707
-------------------------------------------------------------------------------
Shares redeemed                  (1,856,709)       (3,384,652)      (72,019,660)
-------------------------------------------------------------------------------
Net decrease                   $   (927,450)    $  (2,080,112)    $ (62,462,953)
===============================================================================

(a)  The Fund changed its fiscal year end from September 30 to July 31.


NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2004.

NOTE H

Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending July 31, 2004 will be determined at the end of the current fiscal year.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                          $ (384,190,176)(a)
Unrealized appreciation/(depreciation)                            57,835,978(b)
                                                              --------------
Total accumulated earnings/(deficit)                          $ (326,354,198)
                                                              --------------

(a) On July 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $372,300,767 of which $108,609,712 expires in the year 2009, $117,231,356 expires in the year 2010 and $146,459,699 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2003, the Fund deferred to August 1, 2003 post October capital losses of $11,889,409.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 25

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Since October 2, 2003, approximately forty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 27

                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Class A
                                -----------------------------------------------------------------------------------------
                                 Six Months    October 1,
                                   Ended         2002
                                 January 31,      to                          Year Ended September 30,
                                    2004       July 31,   ---------------------------------------------------------------
                                (unaudited)     2003(a)       2002         2001         2000         1999        1998
                                -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning
  of period                       $17.30       $13.34       $16.25       $30.76       $23.84       $22.27       $30.37

INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment loss(b)              (.18)(c)     (.24)        (.30)        (.35)        (.38)        (.22)        (.17)
Net realized and
  unrealized gain (loss)
  on investment
  transactions                      4.35         4.20        (2.61)      (11.46)        7.30         2.80        (6.70)
Net increase (decrease)
  in net asset value
  from operations                   4.17         3.96        (2.91)      (11.81)        6.92         2.58        (6.87)

LESS: DISTRIBUTIONS
Distributions from
  net realized gain
  on investment
  transactions                        -0-          -0-          -0-        (.72)          -0-       (1.01)       (1.23)
Distributions in excess
  of net realized
  gain on investment
  transactions                        -0-          -0-          -0-       (1.98)          -0-          -0-          -0-
Total distributions                   -0-          -0-          -0-       (2.70)          -0-       (1.01)       (1.23)
Net asset value,
  end of period                   $21.47       $17.30       $13.34       $16.25       $30.76       $23.84       $22.27

TOTAL RETURN
Total investment
  return based on
  net asset value(d)               24.10%       29.69%      (17.91)%     (41.42)%      29.03%       11.89%      (23.45)%

RATIOS/SUPPLEMENTAL
  DATA
Net assets, end of period
  (000's omitted)               $215,828     $184,378     $156,340     $232,456     $458,008     $517,289     $495,070
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                  2.03%(e)     2.32%(e)     1.92%        1.79%        1.68%(f)     1.69%(f)     1.61%(f)
  Expenses,
    before waivers/
    reimbursements                  2.09%(e)     2.32%(e)     1.92%        1.79%        1.68%(f)     1.69%(f)     1.61%(f)
  Net investment loss              (1.85)%(c)(e)(1.95)%(e)   (1.71)%      (1.58)%      (1.39)%       (.90)%       (.59)%
Portfolio turnover rate               50%          94%          98%         109%         160%          91%         109%



See footnote summary on page 32.

_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                         Class B
                                -----------------------------------------------------------------------------------------
                                Six Months    October 1,
                                   Ended         2002
                                January 31,       to                         Year Ended September 30,
                                    2004       July 31,   ---------------------------------------------------------------
                                (unaudited)     2003(a)       2002         2001         2000         1999         1998
                                -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning
  of period                       $14.80       $11.49       $14.11       $27.30       $21.32       $20.17       $27.83

INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment loss(b)              (.22)(c)     (.28)        (.39)        (.45)        (.52)        (.37)        (.36)
Net realized and
  unrealized gain (loss)
  on investment
  transactions                      3.71         3.59        (2.23)      (10.04)        6.50         2.53        (6.07)
Net increase (decrease)
  in net asset value
  from operations                   3.49         3.31        (2.62)      (10.49)        5.98         2.16        (6.43)

LESS: DISTRIBUTIONS
Distributions from
  net realized gain
  on investment
  transactions                        -0-          -0-          -0-        (.72)          -0-       (1.01)       (1.23)
Distributions in excess
  of net realized
  gain on investment
  transactions                        -0-          -0-          -0-       (1.98)          -0-          -0-          -0-
Total distributions                   -0-          -0-          -0-       (2.70)          -0-       (1.01)       (1.23)
Net asset value,
  end of period                   $18.29       $14.80       $11.49       $14.11       $27.30       $21.32       $20.17

TOTAL RETURN
Total investment
  return based on
  net asset value(d)               23.58%       28.81%      (18.57)%     (41.88)%      28.05%       11.01%      (24.03)%

RATIOS/SUPPLEMENTAL
  DATA
Net assets, end of period
  (000's omitted)               $191,980     $168,554     $159,791     $257,161     $546,302     $587,919     $625,147
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                  2.83%(e)     3.14%(e)     2.72%        2.57%        2.44%(f)     2.46%(f)     2.39%(f)
  Expenses,
    before waivers/
    reimbursements                  2.89%(e)     3.14%(e)     2.72%        2.57%        2.44%(f)     2.46%(f)     2.39%(f)
  Net investment loss              (2.65)%(c)(e)(2.78)%(e)   (2.50)%      (2.36)%      (2.16)%      (1.68)%      (1.36)%
Portfolio turnover rate               50%          94%          98%         109%         160%          91%         109%



See footnote summary on page 32.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 29

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        Class C
                               -----------------------------------------------------------------------------------------
                               Six Months    October 1,
                                  Ended         2002
                               January 31,       to                         Year Ended September 30,
                                   2004       July 31,   ---------------------------------------------------------------
                               (unaudited)     2003(a)       2002         2001         2000         1999        1998
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning
  of period                      $14.82       $11.50       $14.13       $27.32       $21.34       $20.18       $27.85

INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment loss(b)             (.22)(c)     (.28)        (.39)        (.45)        (.52)        (.36)        (.35)
Net realized and
  unrealized gain (loss)
  on investment
  transactions                     3.72         3.60        (2.24)      (10.04)        6.50         2.53        (6.09)
Net increase (decrease)
  in net asset value
  from operations                  3.50         3.32        (2.63)      (10.49)        5.98         2.17        (6.44)

LESS: DISTRIBUTIONS
Distributions from
  net realized gain
  on investment
  transactions                       -0-          -0-          -0-        (.72)          -0-       (1.01)       (1.23)
Distributions in excess
  of net realized
  gain on investment
  transactions                       -0-          -0-          -0-       (1.98)          -0-          -0-          -0-
Total distributions                  -0-          -0-          -0-       (2.70)          -0-       (1.01)       (1.23)
Net asset value,
  end of period                  $18.32       $14.82       $11.50       $14.13       $27.32       $21.34       $20.18

TOTAL RETURN
Total investment
  return based on
  net asset value(d)              23.62%       28.87%      (18.61)%     (41.85)%      28.02%       11.05%      (24.05)%

RATIOS/SUPPLEMENTAL
  DATA
Net assets, end of period
  (000's omitted)               $44,972      $39,434      $37,256      $60,925     $137,242     $168,120     $182,110
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                 2.79%(e)     3.10%(e)     2.71%        2.56%        2.43%(f)     2.45%(f)     2.38%(f)
  Expenses,
    before waivers/
    reimbursements                 2.85%(e)     3.10%(e)     2.71%        2.56%        2.43%(f)     2.45%(f)     2.38%(f)
  Net investment loss             (2.61)%(c)(e)(2.73)%(e)   (2.49)%      (2.35)%      (2.12)%      (1.66)%      (1.35)%
Portfolio turnover rate              50%          94%          98%         109%         160%          91%         109%



See footnote summary on page 32.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                      Advisor Class
                               -----------------------------------------------------------------------------------------
                               Six Months    October 1,
                                  Ended         2002
                               January 31,       to                          Year Ended September 30,
                                   2004       July 31,    --------------------------------------------------------------
                               (unaudited)     2003(a)       2002         2001         2000         1999         1998
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning
  of period                      $17.68       $13.60       $16.52       $31.07       $24.01       $22.37       $30.42

INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment loss(b)             (.16)(c)     (.21)        (.28)        (.29)        (.30)        (.15)        (.09)
Net realized and
  unrealized gain (loss)
  on investment
  transactions                     4.45         4.29        (2.64)      (11.56)        7.36         2.80        (6.73)
Net increase (decrease)
  in net asset value
  from operations                  4.29         4.08        (2.92)      (11.85)        7.06         2.65        (6.82)

LESS: DISTRIBUTIONS
Distributions from
  net realized gain
  on investment
  transactions                       -0-          -0-          -0-        (.72)          -0-       (1.01)       (1.23)
Distributions in excess
  of net realized
  gain on investment
  transactions                       -0-          -0-          -0-       (1.98)          -0-          -0-          -0-
Total distributions                  -0-          -0-          -0-       (2.70)          -0-       (1.01)       (1.23)
Net asset value,
  end of period                  $21.97       $17.68       $13.60       $16.52       $31.07       $24.01       $22.37

TOTAL RETURN
Total investment
  return based on
  net asset value(d)              24.26%       30.00%      (17.68)%     (41.11)%      29.40%       12.16%      (23.24)%

RATIOS/SUPPLEMENTAL
  DATA
Net assets, end of period
  (000's omitted)               $10,183       $9,016       $8,916      $68,730     $135,414     $164,671     $175,037
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                 1.76%(e)     2.05%(e)     1.60%        1.52%        1.39%(f)     1.42%(f)     1.38%(f)
  Expenses,
    before waivers/
    reimbursements                 1.82%(e)     2.05%(e)     1.60%        1.52%        1.39%(f)     1.42%(f)     1.38%(f)
  Net investment loss             (1.58)%(c)(e)(1.69)%(e)   (1.41)%      (1.31)%      (1.08)%       (.62)%       (.32)%
Portfolio turnover rate              50%          94%          98%         109%         160%          91%         109%



See footnote summary on page 32.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 31

                                                           Financial Highlights
-------------------------------------------------------------------------------

(a)  The Fund changed its fiscal year end from September 30 to July 31.

(b)  Based on average shares outstanding.

(c)  Net of fees reimbursed by the Adviser and Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:


                       Year Ended September 30,
                   -------------------------------
                      2000      1999      1998
                   -------------------------------
Class A               1.67%     1.68%     1.60%
Class B               2.42%     2.45%     2.38%
Class C               2.42%     2.44%     2.37%
Advisor Class         1.38%     1.41%     1.37%


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

                                                             Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr..(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler((1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Bruce K. Aronow(2), Senior Vice President
Thomas J. Bardong, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036


(1)  Member of the Audit Committee.

(2) Mr. Aronow is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 33

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Series
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Global Research Growth Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

NOTES


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND o 35

NOTES


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


QSRSR0104



ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures, effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board of Directors did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.    DESCRIPTION OF EXHIBIT

     11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Small Cap Growth Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  March 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  March 31, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  March 31, 2004